Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Details of provisions
(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Asset retirement obligation	66,485	68,402
Provisions for guarantees(*1)	92,486	89,592
Provisions for unused loan commitments	112,554	122,155
Other provisions(*2)	172,455	221,494

Total	443,980	501,643

(*1)	Provisions for guarantees includes provision for financial guarantee of 62,764 million Won and 66,232 million Won as of December 31, 2019 and 2020, respectively.
(*2)	Other provisions consist of provision for litigation, loss compensation and others.

Changes in provisions on guarantees

1) Provisions for guarantees

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*1)	47,132	18,281	127,511	192,924
Transfer to 12-month expected credit loss	92	(92)	—	—
Transfer to expected credit loss for the entire period	(237)	91,008	(90,771)	—
Transfer to credit-impaired financial assets	(38)	(29)	67	—
Provisions used	(20,429)	—	—	(20,429)
Net reversal of unused amount	(4,866)	(75,410)	(25,709)	(105,985)
Others(*2)	23,249	2	—	23,251

Ending balance	44,903	33,760	11,098	89,761

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	44,903	33,760	11,098	89,761
Transfer to 12-month expected credit loss	13,568	(13,568)	—	—
Transfer to expected credit loss for the entire period	(317)	532	(215)	—
Transfer to credit-impaired financial assets	(30)	(32)	62	—
Provisions used	(27,711)	—	—	(27,711)
Net provision (reversal) of unused amount	(14,400)	5,611	4,437	(4,352)
Others(*)	34,788	—	—	34,788

Ending balance	50,801	26,303	15,382	92,486

(*)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	50,801	26,303	15,382	92,486
Transfer to 12-month expected credit loss	81	(60)	(21)	—
Transfer to expected credit loss for the entire period	(396)	1,639	(1,243)	—
Transfer to credit-impaired financial assets	(12)	(13)	25	—
Net reversal of unused amount	(1,124)	(11,124)	(6,100)	(18,348)
Business Combination	14,501	—	—	14,501
Others(*)	953	—	—	953

Ending balance	64,804	16,745	8,043	89,592

(*)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

Changes in provisions on unused loan commitments

2) Provisions for unused loan commitment

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*)	75,232	27,875	1,878	104,985
Transfer to 12-month expected credit loss	7,770	(7,396)	(374)	—
Transfer to expected credit loss for the entire period	(2,376)	2,525	(149)	—
Transfer to credit-impaired financial assets	(213)	(1,579)	1,792	—
Net provision (reversal) of unused amount	(5,813)	23,860	(1,521)	16,526
Others	24	—	—	24

Ending balance	74,624	45,285	1,626	121,535

(*)	The beginning balance was restated in accordance with IFRS 9.

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	74,624	45,285	1,626	121,535
Transfer to 12-month expected credit loss	11,771	(11,024)	(747)	—
Transfer to expected credit loss for the entire period	(1,813)	1,945	(132)	—
Transfer to credit-impaired financial assets	(213)	(275)	488	—
Net provision (reversal) of unused amount	(19,394)	7,233	3,117	(9,044)
Others	63	—	—	63

Ending balance	65,038	43,164	4,352	112,554

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	65,038	43,164	4,352	112,554
Transfer to 12-month expected credit loss	8,006	(7,500)	(506)	—
Transfer to expected credit loss for the entire period	(2,704)	3,299	(595)	—
Transfer to credit-impaired financial assets	(174)	(186)	360	—
Net provision (reversal) of unused amount	(6,653)	16,949	(422)	9,874
Business combination	7	—	—	7
Others	(280)	—	—	(280)

Ending balance	63,240	55,726	3,189	122,155

Changes in asset retirement obligation
(3)	Changes in asset retirement obligation for the years ended December 31, 2018, 2019 and 2020, are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Beginning balance	61,872	67,200	66,485
Provisions provided	1,489	2,729	806
Provisions used	(913)	(2,276)	(2,958)
Reversal of provisions unused	(1,038)	(2,926)	(106)
Unwinding of discount	564	435	459
Business combination	—	329	219
Others	5,226	994	3,497

Ending balance	67,200	66,485	68,402

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation—arising from leased premises as of December 31, 2020, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

Changes in other obligation
(4)	Changes in other provisions for the years ended December 31, 2018, 2019 and 2020, are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Beginning balance	58,791	63,637	172,455
Provisions provided	8,384	109,875	232,629
Provisions used	(6,940)	(6,123)	(181,433)
Reversal of provisions unused	(52)	(171)	(2,345)
Foreign currencies translation adjustments	(194)	1,193	606
Transfer	—	—	(344)
Business combination	—	3,820	—
Others	3,648	224	(74)

Ending balance	63,637	172,455	221,494